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1933 Act Rule 497(j)
1933 Act File No. 002-73024
1940 Act File No. 811-03213

Direct Dial: (202) 419-8417

May 1, 2009

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”) SEC File Nos. 002-73024 and 811-03213 Rule 497(j) filing

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectuses for each of the following funds:

FEDERATED NVIT HIGH INCOME BOND FUND
GARTMORE NVIT DEVELOPING MARKETS FUND
GARTMORE NVIT EMERGING MARKETS FUND
GARTMORE NVIT GLOBAL UTILITIES FUND
GARTMORE NVIT INTERNATIONAL EQUITY FUND
GARTMORE NVIT WORLDWIDE LEADERS FUND
NEUBERGER BERMAN NVIT SOCIALLY RESPONSIBLE FUND
NEUBERGER BERMAN NVIT MULTI CAP OPPORTUNITIES FUND
NVIT CARDINAL AGGRESSIVE FUND
NVIT CARDINAL BALANCED FUND
NVIT CARDINAL CAPITAL APPRECIATION FUND
NVIT CARDINAL CONSERVATIVE FUND
NVIT CARDINAL MODERATE FUND
NVIT CARDINAL MODERATELY AGGRESSIVE FUND
NVIT CARDINAL MODERATELY CONSERVATIVE FUND
NVIT CORE BOND FUND
NVIT CORE PLUS BOND FUND
NVIT ENHANCED INCOME FUND
NVIT GLOBAL FINANCIAL SERVICES FUND

NVIT HEALTH SCIENCES FUND
NVIT GOVERNMENT BOND FUND
NVIT GROWTH FUND
NVIT INTERNATIONAL INDEX FUND
NVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
NVIT INVESTOR DESTINATIONS MODERATE FUND
NVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
NVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
NVIT MID CAP INDEX FUND
NVIT MONEY MARKET FUND
NVIT MONEY MARKET FUND II
NVIT MULTI-MANAGER INTERNATIONAL GROWTH FUND
NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND
NVIT MULTI-MANAGER LARGE CAP GROWTH FUND
NVIT MULTI-MANAGER LARGE CAP VALUE FUND
NVIT MULTI-MANAGER MID CAP GROWTH FUND
NVIT MULTI-MANAGER MID CAP VALUE FUND
NVIT MULTI-MANAGER SMALL CAP GROWTH FUND
NVIT MULTI-MANAGER SMALL CAP VALUE FUND
NVIT MULTI-MANAGER SMALL COMPANY FUND
NVIT MULTI SECTOR BOND FUND
NVIT NATIONWIDE FUND
NVIT NATIONWIDE LEADERS FUND
NVIT S&P 500 INDEX FUND
NVIT SMALL CAP INDEX FUND
NVIT SHORT TERM BOND FUND
NVIT TECHNOLOGY AND COMMUNICATIONS FUND
NVIT U.S. GROWTH LEADERS FUND
VAN KAMPEN NVIT COMSTOCK VALUE FUND

that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 128/129 to the Registration Statement of the Nationwide Variable Insurance Trust that has been filed electronically on April 24, 2009. Also, the Statements of Additional Information relating to the above-referenced funds, in addition to the following funds:

ALLIANCEBERNSTEIN NVIT GLOBAL FIXED INCOME FUND
AMERICAN CENTURY NVIT MULTI CAP VALUE FUND
NVIT BOND INDEX FUND
NVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
NVIT INVESTOR DESTINATIONS BALANCED FUND
NVIT INVESTOR DESTINATIONS CAPITAL APPRECIATION FUND
VAN KAMPEN NVIT REAL ESTATE FUND
OPPENHEIMER NVIT LARGE CAP GROWTH FUND
TEMPLETON NVIT INTERNATIONAL VALUE FUND

that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 128/129 to the Registration Statement of the Nationwide Variable Insurance Trust that have been filed electronically on April 24, 2009.

     Post-Effective Amendment Nos. 128/129 became effective with the Securities and Exchange Commission on April 30, 2009.

     If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8417.

Very truly yours,

      /s/ Prufesh R. Modhera
Prufesh R. Modhera